UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2024

Date of reporting period: May 31, 2024

Item 1. Report to Stockholders.

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	May 31, 2024 Annual Shareholder Report www.astoriaadvisorsetfs.com

This annual shareholder report contains important information about the Astoria US Equal Weight Quality Kings ETF (the “Fund”) for the period of July 31, 2023 to May 31, 2024 (the “Period”). You can find additional information about the Fund at www.astoriaadvisorsetfs.com. You can also request this information by contacting us at (215) 882-9983. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$44	0.49%

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 15.49% (NAV) during the Period. The Fund’s allocations to information technology, consumer discretionary, and industrials sectors were the largest drivers of the return, while exposure to utilities, consumer staples, and materials sectors were the smallest contributors to the Fund’s performance. The Fund’s large-cap holdings overall positively contributed to the lion share of the Fund’s return, while the Fund’s mid-cap constituents marginally detracted from performance in total.
Below are the largest contributors and detractors to the Fund’s performance. Super Micro Computer, Inc. gained 132.41% for the period overall and accounted for 2.21% of the Fund’s performance.

Largest Contributors	Sector	Contribution
Super Micro Computer, Inc.	Information Technology	2.21%
NVIDIA Corporation	Information Technology	1.10%
Williams-Sonoma, Inc.	Consumer Discretionary	0.87%
QUALCOMM Incorporated	Information Technology	0.55%
The largest detractor was ON Semiconductor Corporation, which fell 32.43% for the period overall and detracted 0.35% of the Fund’s performance.

Largest Detractors	Sector	Contribution
ON Semiconductor Corporation	Information Technology	-0.35%
Polaris Inc.	Consumer Discretionary	-0.32%
Charter Communications, Inc. Class A	Communication Services	-0.32%
Organon & Co.	Health Care	-0.26%

AVERAGE ANNUAL TOTAL RETURNS
Since Inception (7/31/2023)
Astoria US Equal Weight Quality Kings ETF - NAV	15.49%
Astoria US Equal Weight Quality Kings ETF - Market	15.48%
S&P 500 Index	16.50%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.astoriaadvisorsetfs.com for more recent performance information.

Annual Shareholder Report: May 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Astoria US Equal Weight Quality Kings ETF Ticker: ROE Listed on: The Nasdaq Stock Market LLC	May 31, 2024 Annual Shareholder Report www.astoriaadvisorsetfs.com

KEY FUND STATISTICS (as of Period End)
Net Assets	$86,077,778	Portfolio Turnover Rate*	23%
# of Portfolio Holdings	101	Advisory Fees Paid	$276,262
*For periods of less than one year portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	30.7%(1)
Financials	12.7%
Health Care	12.4%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	8.7%
Consumer Staples	6.2%
Energy	3.8%
Utilities	2.2%
Materials	1.9%
Real Estate	1.9%
Money Market Funds	0.5%
Other Assets in Excess of Liabilities(2)	0.1%
Total	100.0%

(1) For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

(2) Cash, cash equivalents and other assets in excess of liabilities.

ASSET WEIGHTING (as a % of Net Assets)

Material Fund Changes
Effective April 22, 2024, the Fund’s name changed to Astoria US Equal Weight Quality Kings ETF. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024, at www.astoriaadvisorsetfs.com. You may request a copy of the Fund’s prospectus by calling (215) 882-9983.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.astoriaadvisorsetfs.com. Information about the Fund’s proxy voting records is available by calling (215) 882-9983.
Annual Shareholder Report: May 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2024	FYE 5/31/2023
(a) Audit Fees	$7,250	N/A
(b) Audit-Related Fees	N/A	N/A
(c)Tax Fees	$1,750	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by its principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2024	FYE 5/31/2023
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2024	FYE 5/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

6

Item 6. Investments.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

COMMON STOCKS - 97.5%	Shares	Value
Advertising - 1.9%
Interpublic Group of Cos., Inc.	26,131	$819,730
Omnicom Group, Inc.	9,144	850,026
		1,669,756

Aerospace & Defense - 1.1%
Lockheed Martin Corp.	1,941	912,930

Agricultural & Farm Machinery - 0.9%
AGCO Corp.	7,303	783,831

Agricultural Products & Services - 2.2%
Archer-Daniels-Midland Co.	14,362	896,763
Bunge Global SA(a)	8,906	958,197
		1,854,960

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	7,123	861,171

Apparel Retail - 2.0%
Ross Stores, Inc.	5,835	815,500
TJX Cos., Inc.	8,653	892,124
		1,707,624

Application Software - 0.9%
Intuit, Inc.	1,343	774,159

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	2,024	883,699

Biotechnology - 1.9%
Amgen, Inc.	3,026	925,502
Gilead Sciences, Inc.	11,554	742,576
		1,668,078
Building Products - 2.8%
Allegion PLC (a)	6,522	794,510
Builders FirstSource, Inc.(b)	4,337	697,346
Owens Corning	5,298	959,309
		2,451,165
Cable & Satellite - 1.8%
Charter Communications, Inc. - Class A(b)	2,759	792,164
Comcast Corp. - Class A	19,871	795,436
		1,587,600

The accompanying notes are an integral part of these financial statements.

1

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Communications Equipment - 2.0%
Cisco Systems, Inc.	17,290	$803,985
Motorola Solutions, Inc.	2,473	902,422
		1,706,407

Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	2,466	834,790

Consumer Finance - 2.0%
Discover Financial Services	6,937	850,892
Synchrony Financial	19,647	860,539
		1,711,431

Electronic Components - 1.2%
Amphenol Corp. - Class A	7,751	1,026,000

Electronic Manufacturing Services - 2.0%
Jabil, Inc.	6,917	822,431
TE Connectivity Ltd. (a)	6,105	913,919
		1,736,350

Fertilizers & Agricultural Chemicals - 0.9%
CF Industries Holdings, Inc.	10,018	798,735

Food Distributors - 0.9%
Sysco Corp.	10,562	769,125

Health Care Distributors - 2.9%
Cardinal Health, Inc.	7,706	764,974
Cencora, Inc.	3,568	808,402
McKesson Corp.	1,600	911,344
		2,484,720

Health Care Equipment - 0.9%
GE HealthCare Technologies, Inc.	9,566	746,148

Health Care Services - 1.0%
Cigna Group	2,419	833,636

Home Improvement Retail - 1.8%
Home Depot, Inc.	2,269	759,820
Lowe's Cos., Inc.	3,475	768,983
		1,528,803

Homebuilding - 3.0%
DR Horton, Inc.	5,582	825,020
Lennar Corp. - Class A	5,415	868,295
PulteGroup, Inc.	7,649	897,381
		2,590,696

The accompanying notes are an integral part of these financial statements.

2

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc.	3,042	$891,975

Household Products - 1.0%
Kimberly-Clark Corp.	6,789	904,974

Integrated Telecommunication Services - 2.1%
AT&T, Inc.	49,945	909,998
Verizon Communications, Inc.	21,346	878,388
		1,788,386

Interactive Home Entertainment - 1.0%
Electronic Arts, Inc.	6,338	842,193

Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A(b)	6,063	1,045,868

IT Consulting & Other Services - 2.4%
Accenture PLC - Class A (a)	2,191	618,498
Cognizant Technology Solutions Corp. - Class A	11,289	746,767
International Business Machines Corp.	4,420	737,477
		2,102,742

Life & Health Insurance - 2.8%
Aflac, Inc.	10,080	905,890
Globe Life, Inc.	7,266	601,334
Unum Group	16,440	885,458
		2,392,682

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	5,751	749,988
Bruker Corp.	9,156	599,809
		1,349,797

Managed Health Care - 3.0%
Elevance Health, Inc.	1,646	886,338
Humana, Inc.	2,352	842,298
UnitedHealth Group, Inc.	1,663	823,801
		2,552,437

Movies & Entertainment - 1.0%
Netflix, Inc.(b)	1,384	888,002

Multi-Utilities - 2.2%
Consolidated Edison, Inc.	9,607	908,342
Public Service Enterprise Group, Inc.	13,288	1,006,699
		1,915,041

The accompanying notes are an integral part of these financial statements.

3

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 2.0%
Devon Energy Corp.	17,794	$873,330
Ovintiv, Inc.	16,845	870,381
		1,743,711

Oil & Gas Refining & Marketing - 1.8%
Phillips 66	5,342	759,151
Valero Energy Corp.	5,162	811,157
		1,570,308

Pharmaceuticals - 1.1%
Eli Lilly & Co.	1,116	915,499

Property & Casualty Insurance - 2.0%
Hartford Financial Services Group, Inc.	8,568	886,359
W R Berkley Corp.	10,027	812,488
		1,698,847

Regional Banks - 2.0%
East West Bancorp, Inc.	11,217	832,189
Regions Financial Corp.	44,496	860,998
		1,693,187

Reinsurance - 1.9%
Everest Group Ltd. (a)	2,171	848,709
RenaissanceRe Holdings Ltd. (a)	3,557	810,498
		1,659,207

Restaurants - 2.1%
Domino's Pizza, Inc.	1,928	980,542
Yum! Brands, Inc.	6,195	851,379
		1,831,921

Semiconductor Materials & Equipment - 4.5%
Applied Materials, Inc.	4,269	918,176
KLA Corp.	1,247	947,134
Lam Research Corp.	933	869,967
Teradyne, Inc.	8,218	1,158,245
		3,893,522

Semiconductors - 9.6%
Broadcom, Inc.	681	904,743
Microchip Technology, Inc.	9,552	928,741
Monolithic Power Systems, Inc.	1,171	861,423
NVIDIA Corp.	955	1,046,995
NXP Semiconductors NV (a)	3,549	965,683
ON Semiconductor Corp.(b)	10,837	791,534
Qualcomm, Inc.	5,067	1,033,921
The accompanying notes are an integral part of these financial statements.

4

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024

COMMON STOCKS - 97.5% (CONTINUED)	Shares	Value
Semiconductors - 9.6% (Continued)
Skyworks Solutions, Inc.	8,061	$746,932
Texas Instruments, Inc.	4,973	969,785
		8,249,757

Steel - 1.0%
Steel Dynamics, Inc.	6,264	838,562

Systems Software - 3.1%
Gen Digital, Inc.	39,825	988,855
Microsoft Corp.	2,039	846,450
Oracle Corp.	6,811	798,181
		2,633,486

Technology Distributors - 0.9%
CDW Corp.	3,483	778,868

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	4,963	954,137
HP, Inc.	27,745	1,012,692
NetApp, Inc.	8,328	1,002,941
Super Micro Computer, Inc.(b)	755	592,305
		3,562,075

Tobacco - 2.1%
Altria Group, Inc.	19,313	893,226
Philip Morris International, Inc.	9,090	921,544
		1,814,770

Trading Companies & Distributors - 1.9%
United Rentals, Inc.	1,254	839,440
WW Grainger, Inc.	846	779,555
		1,618,995

Transaction & Payment Processing Services - 1.0%
Visa, Inc. - Class A	3,018	822,284
TOTAL COMMON STOCKS (Cost $74,582,794)		83,920,910

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Host Hotels & Resorts, Inc.	41,621	746,681
Simon Property Group, Inc.	5,704	863,072
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,462,438)		1,609,753

The accompanying notes are an integral part of these financial statements.

5

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
May 31, 2024

SHORT-TERM INVESTMENTS - 0.5%	Shares	Value
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.24% (c)	451,259	$451,259
TOTAL SHORT-TERM INVESTMENTS (Cost $451,259)		451,259

TOTAL INVESTMENTS - 99.9% (Cost $76,496,491)		$85,981,922
Other Assets in Excess of Liabilities - 0.1%		95,856
TOTAL NET ASSETS - 100.0%		$86,077,778

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

6

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024

Assets:
Investments in securities, at value (See Note 2)	$85,981,922
Dividends and interest receivable	130,725
Total assets	86,112,647

Liabilities:
Accrued investment advisory fees (See Note 4)	34,869
Total liabilities	34,869
Net Assets	$86,077,778

Net Assets Consist of:
Paid-in capital	$78,213,078
Total distributable earnings (accumulated deficit)	7,864,700
Net Assets:	$86,077,778

Calculation of Net Asset Value Per Share:
Net Assets	$86,077,778
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,000,000
Net Asset Value per Share	$28.69

Cost of Investments in Securities	$76,496,491

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

STATEMENT OF OPERATIONS
For the Period Ended May 31, 2024(1)

Investment Income:
Dividend income (Net of withholding tax of $1,403)	$1,176,307
Interest income	9,781
Total investment income	1,186,088

Expenses:
Investment advisory fees (See Note 4)	276,262
Net expenses	276,262

Net Investment Income (Loss)	909,826

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	1,464,016
1,464,016
Net change in unrealized appreciation (depreciation) on:
Investments	9,485,431
9,485,431
Net realized and unrealized gain (loss) on investments:	10,949,447
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,859,273

(1) The Fund commenced operations on July 31, 2023.

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended May 31, 2024⁽¹⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$909,826
Net realized gain (loss) on investments	1,464,016
Net change in unrealized appreciation (depreciation) on investments	9,485,431
Net increase (decrease) in net assets resulting from operations	11,859,273

Distributions to Shareholders:
Distributable earnings	(738,974)
Total distributions to shareholders	(738,974)

Capital Share Transactions:
Proceeds from shares sold	86,818,923
Payments for shares redeemed	(11,861,444)
Net increase (decrease) in net assets derived from net change in capital share transactions	74,957,479
Net Increase (Decrease) in Net Assets	86,077,778

Net Assets:
Beginning of period	—
End of period	$86,077,778

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	3,450,000
Shares repurchased	(450,000)
Shares outstanding, end of period	3,000,000

(1) The Fund commenced operations on July 31, 2023.

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
For the Period July 31, 2023(6) to May 31, 2024	$25.11	0.35	3.51	3.86	(0.28)	(0.28)	$28.69	15.49%	$86,078	0.49%	1.61%	23%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) For periods of less than one year portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.

(6) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2024

NOTE 1 – ORGANIZATION

Astoria US Equal Weight Quality Kings ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on July 31, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

Shares of the Fund are listed and traded on the Nasdaq Stock Market. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024

(“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024

The following is a summary of the fair value classification of the Fund’s investments as of May 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$83,920,910	$—	$—	$83,920,910
Real Estate Investment Trusts	1,609,753	—	—	1,609,753
Money Market Funds	451,259	—	—	451,259
Total Investments in Securities	$85,981,922	$—	$—	$85,981,922

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended May 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended May 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended May 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended May 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended May 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid in Capital
$(3,255,599)	$3,255,599

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Quality Stocks Risk. Stocks included in the Fund are deemed by the Sub-Adviser to be quality stocks, but there is no guarantee that the past performance of these stocks will continue. Companies that issue these stocks may experience a decline in value, as well as increased leverage, resulting in lower than expected or negative returns to Fund shareholders. Many factors can affect a stock’s quality and performance, and the impact of these factors on a stock or its price can be difficult to predict.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024

Management Risk. The Fund is actively managed and may not meet its investment objective based on the success or failure of the Adviser, Sub-Adviser or portfolio manager in implementing investment strategies for the Fund and making purchase or sale decisions that effectively achieve the Fund’s investment objective. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser and the portfolio manager and the skill of the Sub-Adviser and/or portfolio manager in evaluating, selecting, and monitoring the Fund’s assets, including the use of quantitative models or methods. The Fund could experience losses (realized and unrealized) if the judgment of the Sub-Adviser or portfolio manager about markets or sectors, or the attractiveness, intrinsic value, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Large-Capitalization Stock Risk. Large-capitalization stocks may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Stock Risk. Investing in stocks of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value-Style Investing Risk. The Sub-Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Sub-Adviser believes are their true values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer. Value stocks can perform differently from the market as a whole and from other types of stocks. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that their valuations may fall or never rise.

Dividend-Paying Common Stock Risk. The Fund will normally receive income from dividends that are paid by issuers of the Fund’s investments. The amount of the dividend payments may vary and depends on performance and decisions of the issuer. Poor performance by the issuer or other factors may cause the issuer to lower or eliminate dividend payments to investors, including the Fund. Additionally, these types of securities may fall out of favor with investors and underperform the broader market.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative analysis, and its processes could be adversely affected if erroneous or outdated data is utilized. The securities selected using quantitative analysis could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends. In addition, the investment analysis used in making investment decisions may not adequately consider certain factors, or may contain design flaws or faulty assumptions, any of which may result in a decline in the value of an investment in the Fund.

Sector Risk. If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than on a fund that is not overweighted in that sector.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Astoria Portfolio Advisors, LLC (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on June 9, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the fiscal period, the Fund had not loaned securities nor received cash collateral for the loans. If securities were loaned, the cash collateral would be invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the fiscal period, there were no securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $0.

Due to the absence of a master netting agreement related to the Fund's participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended May 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$25,578,883	$14,692,979

For the fiscal period ended May 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$75,234,965	$11,522,535

For the fiscal period ended May 31, 2024, short-term and long-term gains on in-kind transactions were as follows:

Short Term	Long Term
$3,255,599	$—

There were no purchases or sales of U.S. Government securities during the fiscal period.

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
May 31, 2024

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at May 31, 2024 were as follows:

Tax cost of Investments	$76,575,322
Gross tax unrealized appreciation	11,766,795
Gross tax unrealized depreciation	(2,360,195)
Net tax unrealized appreciation (depreciation)	$9,406,600
Undistributed ordinary income	170,852
Undistributed long-term gain	—
Total distributable earnings	170,852
Other accumulated gain (loss)	(1,712,752)
Total accumulated gain (loss)	$7,864,700

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended May 31, 2024, the Fund did not defer any post-October capital or late-year losses.

At May 31, 2024, the Fund had the following capital loss carryforwards:

Unlimited Short-Term	Unlimited Long-Term
$(1,712,752)	$—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended May 31, 2024, was as follows:

Ordinary Income
$738,974

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to May 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Astoria US Equal Weight Quality Kings ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Astoria US Equal Weight Quality Kings ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of May 31, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period July 31, 2023 (commencement of operations) to May 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 29, 2024

ASTORIA US EQUAL WEIGHT QUALITY KINGS ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended May 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2024, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	8/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	8/2/2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer, Comptroller, and Principal Financial Officer

Date:	8/2/2024